USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, December 2024 contracts	36	$9,206,010	Dec-24	$367,830	3.9%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures November 2024 Option Contracts, Call @ $2850, (Premiums received $31,224)	(36)	$(31,224)	Oct-24	$(15,840)	(0.2)%

(a)	Collateral amounted to $457,450 on open Commodity Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	3.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.